Key management personnel disclosures	12 Months Ended
Jun. 30, 2022
Key Management Personnel Disclosures [Abstract]
Key management personnel disclosures
Note 33.  Key management personnel disclosures

Details of Directors and key management personnel
The following persons were Directors of Iris Energy Limited at any time during the year, up to the date of this report:
Individual	Position	Date of Commencement	Date ceased to be KMP
David Bartholomew	Non-Executive Director	24 September 2021	-
Christopher Guzowski	Non-Executive Director	19 December 2019	-
Michael Alfred	Non-Executive Director	21 October 2021	-
Daniel Roberts	Executive Director and Co-CEO	6 November 2018	-
William Roberts	Executive Director and Co-CEO	6 November 2018	-
Paul Gordon	Non-Executive Director	19 December 2019	24 October 2021

The following persons were considered to be KMP of Iris Energy Limited at any time during the year:
Individual	Position	Date of Commencement	Date ceased to be KMP
Lindsay Ward	President	18 October 2021	-
David Shaw	Chief Operating Officer	22 October 2021	-
Belinda Nucifora	Chief Financial Officer	16 May 2022	-
Jason Conroy	Chief Executive Officer	10 May 2021	23 September 2021

Significant Transactions with key management personnel
On or around 18 August 2021, the shareholders of the Company approved the issue of one B Class share each (for consideration of A$1.00 per B Class share) to entities controlled by Daniel Roberts and William Roberts, respectively. The B Class shares were formally issued on 7 October 2021. Each B Class share confers on the holder fifteen votes for each ordinary share in the Company held by the holder. In addition, a B Class share confers a right for the holder to nominate a Director to put forward for election to the Board. Because of the increased voting power of the B Class shares, the holders of the B Class shares collectively could continue to control a significant percentage of the combined voting power of the Company's shares and therefore be able to control all matters submitted to the Company’s shareholders for approval until the redemption of the B Class shares by the Company on the earlier of (i) when the holder ceases to be a Director due to voluntary retirement; (ii) a transfer of B Class shares in breach of the Constitution; (iii) liquidation or winding up of the Company; or (iv) at any time which is 12 years after the Company’s ordinary shares are first listed on a recognized stock exchange. Aside from these governance rights, the B Class shares do not provide the holder with any economic rights (e.g., the B Class shares do not confer on its holder any right to receive dividends). The B Class shares are not transferable by the holder (except in limited circumstances to affiliates of the holder).
Deed of access, insurance and indemnity
The Group has entered into deeds of access, insurance and indemnity with each of its Directors and certain of its officers. These deeds provide the Directors and officers with contractual rights to indemnification and expense advancement and are governed by the laws of Victoria, Australia.

Compensation
The aggregate compensation made to Directors and other members of KMP of the Group is set out below:

	Consolidated
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)
	US$	US$

Short-term employee benefits	1,610,088	368,493
Post-employment benefits	81,550	32,328
Share-based payments	13,314,679	174,603

	15,006,317	575,424

The following table summarizes the movement in options outstanding issued to Directors and other members of KMP during the year ended 30 June 2022:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	30 June 2022	30 June 2022	30 June 2021	30 June 2021 (restated*)

Outstanding as at 1 July	2,136,171	$4.10	-	-
Granted during the year	5,014,834	$72.46	2,136,171	$4.10
Forfeited during the year	(177,489)	$7.90	-	-

Outstanding at the end of the financial year	6,973,516	$53.16	2,136,171	$4.10

Exercisable at the end of the financial year	2,035,278	$3.95	-	-

Other key management personnel transactions
During the year ended 30 June 2021, each of the Executive Directors paid the Company $3,868 (A$5,005) as consideration for the grant of the Executive Director Liquidity and Price Target Options (see note 31). This transaction was priced on an arms-length basis and all outstanding balances were settled prior to 30 June 2021.